Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Dec. 09, 2015
Retail | Fidelity SAI Emerging Markets Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst1_SupplementTextBlock	Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 9, 2015
Prospectus

Effective July 1, 2016, the following information replaced similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.090%
Distribution and/or Service (12b-1) fees	None
Other expensesB	0.075%
Total annual operating expenses	0.165%
Fee waiver and/or expense reimbursementC	0.075%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.090%

A Adjusted to reflect current fees.

B Based on estimated amounts for the current fiscal year.

C Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.09%. This arrangement will remain in effect through December 31, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 9
3 years	$ 37